OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  September 30, 2007
                                                 Estimated average burden
                                                 hours per response.....19.4



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21530

                          Pioneer Select Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  February 28


Date of reporting period:  March 1, 2006 through February 28, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

================================================================================



================================================================================


                                     PIONEER
                                     -------
                                     SELECT
                                      VALUE
                                      FUND

                                     Annual
                                     Report

                                     2/28/07


                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------
Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              7

Prices and Distributions                                                       8

Performance Update                                                             9

Comparing Ongoing Fund Expenses                                               10

Schedule of Investments                                                       12

Financial Statements                                                          16

Notes to Financial Statements                                                 20

Report of Independent Registered Public Accounting Firm                       25

Factors Considered by the Independent Trustees in Approving

the Management Contract                                                       26

Trustees, Officers and Service Providers                                      31

                                                                      Chairman's

Dear Shareowner,
--------------------------------------------------------------------------------
As the global economy reacted to good and bad news of 2006, overall it managed to keep chugging along with fairly stable growth. Looking back, the economic stories included slowing economic growth bringing monetary tightening to an end in the United States, price action in oil and other commodity markets threatening to unsettle global growth and inflation, geopolitical uncertainties and corporate earnings growth surpassing market expectations.

Global growth surpassed most analyst expectations in 2006. The International Monetary Fund estimates world output increased by 5.1% in 2006, up from 4.9% in 2005 and above the 3.7% average annual pace of growth of the previous 20 years. Growth is estimated to slow modestly in 2007 but to remain well above the long-term average.

U.S. economic growth slowed gradually over 2006, with full-year growth of GDP of 3.1%, modestly below 2005 growth but still strong enough to lower the unemployment rate to 4.5%. While many observers were concerned that a weakening housing sector could be a drag on consumer spending, the consumer has shown resilience supported by a strong labor market and associated income growth and by oil and gasoline prices falling from record highs in the second half of 2006. Corporate America has also proved resilient in the face of the slowing housing sector, with business investment growing at its fastest rate since 2000.

The Federal Reserve stopped increasing interest rates in mid-2006, but has retained its bias to tighten rates, reflecting upside risks to inflation, particularly from the tight labor market, and confidence that the economy remained on solid ground. Consumers welcomed the relief from oil prices that peaked at mid-year and fell sharply towards year-end. Likewise, they benefited from core inflation (which excludes energy and food items) that has eased modestly in the second half of 2006, but remains above what is generally considered the central bank's "comfort zone."

The European economy surpassed many economists' expectations in 2006. Eurozone GDP grew at a 3% pace, much stronger than its 1.8% average annual growth pace since 2000. Underlying this strength has been buoyant and broad-based strength in business sentiment and investment and in exports. While household consumption showed mixed results, the unemployment rate fell to 7.7% by the end of 2006. The European Central Bank raised interest rates gradually to 3.5% over the course of 2006, reflecting firm economic growth, steadily tightening labor market conditions, and fast growing money supply. Core inflation in the Eurozone remains reasonably benign, at roughly 1.5% per annum. European stock markets posted strong returns; appreciation of the Euro relative to both the dollar and Yen made the Eurozone stock market the top performer of 2006.

The Japanese economy continued to grow firmly in 2006. Business investment was the major driver of expansion as increasing capacity utilization and better sentiment encouraged a new wave of investment. As deflation ended, the Bank of Japan ended its zero interest rate policy, although it has raised rates to only 0.25% in 2006. After a strong showing in 2005, the Japanese stock market posted only muted gains in 2006.

Emerging economies enjoyed strong, relatively uninterrupted economic growth in 2006. Good financing conditions, buoyant commodity prices, which boosted income and investment in commodity exporting countries, and strong export demand from developed economies drove this growth. The emerging market stock

Letter


index was very strong in early 2006, sold off to near start-of-year levels, then rallied to finish the year only marginally behind the Eurozone. We believe similar growth can be expected in the emerging markets if current domestic economic and political conditions prevail.

While global economic momentum has started to slow, we expect the global economy to continue growing firmly in 2007, supported by business investment, rising employment, and lower energy prices. A slowdown in the U.S. growth rate would be welcome, since rapid growth could increase the risk of inflationary pressures, which would force the Federal Reserve to raise interest rates. We expect Europe and Japan to grow similarly, while emerging market economies are expected to continue their strong growth. In this scenario, fixed-income assets are expected to produce total returns generally in line with their current yields, while equities are expected to produce returns generally in line with earnings growth, which we forecast to be moderately above bond yields.

Our cautiously optimistic outlook on most regions of the world and asset classes reinforces the importance of Pioneer Investments' message that investors should remain diversified, take a long-term view rather than over-reacting to breaking news, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward achieving their long-term goals.

Respectfully,

/s/ JOHN F. COGAN, JR.

John F. Cogan, Jr., Chairman
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/07
--------------------------------------------------------------------------------

The U.S. stock market, despite a sharp correction in the late spring of 2006, produced solid results over the 12 months ended February 28, 2007. In the following discussion, Rod Wright, leader of the team managing the Pioneer Select Value Fund, provides an update on the Fund and its strategies during the 12 months.

Q: How did the Fund perform during the 12 months ended February 28, 2007?

A: The Fund performed well, especially over the final six months of the fiscal year when the Fund outdistanced relative benchmarks and competitive fund averages. Pioneer Select Value Fund's Class A shares had a total return of 15.11%, at net asset value, for the 12 months. During the same period, the Fund's benchmark index, the Russell 1000 Value Index gained 16.61%. Over the 12 months, the average performance of the 501 funds in Lipper's Large Cap Value category was 13.64%.

   The results were achieved despite problems early in the period with several holdings, which resulted in weak relative performance by the Fund for the first half of the fiscal year.

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What types of investments had the greatest influence on Fund results for the 12 months?

A: We manage the Fund using a bottom-up, stock selection process, establishing relatively large positions in approximately 30 companies that we believe have superior potential among large-cap and mid-cap value stocks, based on our fundamental analysis. We do not make judgments based upon our view of the direction of the economy or prospects in different sectors. We try to find companies that have superior businesses and that have managements with clear strategies. Because the Fund's portfolio is

Pioneer Select Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   relatively focused, it is not unusual that short-term performance may be relatively volatile. Our goal is to seek superior performance over the long term.

   When the Fund's performance recovered during the second half of the fiscal year, the most noteworthy contributors included: Cigna, a leading health care and employee benefits insurer; Comcast; a cable company; UST (formerly U.S. Tobacco); and grocery chains Safeway and Kroger. We have since sold the positions during the reporting period in Comcast and UST. In addition, three other holdings soared in value when they became targets of buyout or merger proposals from larger companies or private equity funds. Freescale Semiconductor was taken over by a private equity fund, while Harrah's, the operator of gambling casinos and resorts, received a buyout offer. During the same period, Symbol Technologies was acquired by Motorola.

   These selections and others helped the Fund recover from a difficult start during the first six months of the fiscal year. One investment that proved to be a major drag on performance during that initial period was Massey Energy, the largest and most efficient coal producer in the Appalachian region. When oil and coal prices were rising early in the period, Massey Energy suffered as it lost many of its most experienced employees to marginal coal producers in Appalachia. Then, a well publicized mining accident at a facility operated by a competitor required Massey to invest more in safety procedures. Finally, the prices of energy commodities, including coal, started dropping, and Massey Energy's competitive advantage in the Appalachian region did not help as Appalachian coal operators lost market share to coal miners in the Western states, where coal was cleaner and less expensive. Massey's share price began recovering somewhat late in the period and we continued to hold a major position in the company as of the end of this reporting period. Also hurting results was our investment in Palm, the well known producer of hand-held communications devices that was affected by problems in the launch of a new product. Palm also showed signs of recovery in the second half of the fiscal year.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/07                              (continued)
--------------------------------------------------------------------------------

Q: What is your investment outlook?

A: We intend to maintain our investment discipline, with a focused portfolio of about 30 stocks identified by our research as having superior prospects. We select companies that we believe have better-than-average businesses, that are selling at attractive valuations, and where managements have clear strategies to turn around their operations and improve their earnings. We will continue to invest in those large- and mid-cap companies in which we have the greatest confidence.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/28/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                                         88.5%
Temporary Cash Investment                                                   7.3%
Depositary Receipts for International Stocks                                4.2%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Health Care                                                                18.5%
Consumer Discretionary                                                     15.2%
Financials                                                                 14.3%
Energy                                                                     12.2%
Information Technology                                                     11.4%
Consumer Staples                                                            9.3%
Industrials                                                                 6.3%
Materials                                                                   6.0%
Telecommunication Services                                                  4.1%
Utilities                                                                   2.7%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

--------------------------------------------------------------------------------
 1.   UNUM Corp.                                                           4.87%
--------------------------------------------------------------------------------
 2.   Kroger Co.                                                           4.78
--------------------------------------------------------------------------------
 3.   Nokia Corp. (A.D.R.)                                                 4.61
--------------------------------------------------------------------------------
 4.   Southwestern Energy Co.                                              4.49
--------------------------------------------------------------------------------
 5.   Harrah's Entertainment, Inc.                                         4.49
--------------------------------------------------------------------------------
 6.   Loews Corp Carolina Group                                            4.47
--------------------------------------------------------------------------------
 7.   Massey Energy Co.                                                    4.41
--------------------------------------------------------------------------------
 8.   Bristol-Myers Squibb Co.                                             4.33
--------------------------------------------------------------------------------
 9.   National Semiconductor Corp.                                         4.31
--------------------------------------------------------------------------------
10.   The Interpublic Group of Companies, Inc.                             4.27
--------------------------------------------------------------------------------

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

                         Class   2/28/07   2/28/06
                         -----   -------   -------
                           A      $12.94    $11.78

Distributions Per Share
--------------------------------------------------------------------------------

                    2/28/06 - 2/28/07
         -----------------------------------------
                       Short-Term      Long-Term
 Class   Dividends   Capital Gains   Capital Gains
 -----   ---------   -------------   -------------
   A      $0.0384       $0.3525         $0.2108

Pioneer Select Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

--------------------------------------------------------------------------------

Average Annual Total Returns
(As of February 28, 2007)
                           Net Asset    Public Offering
Period                    Value (NAV)     Price (POP)
Life-of-Class
(6/10/04)                   14.82%           12.34%
1 Year                      15.11             8.48
--------------------------------------------------------------------------------
Expense Ratio
(As of July 1, 2006)
                              Gross         Net
                            9.58%            1.25%

--------------------------------------------------------------------------------

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

Value of $10,000 Investment

                    Pioneer          Russell
                 Select Value      1000 Value
                     Fund             Index
---------------------------------------------
6/04                 9,550           10,000
2/05                10,593           11,374
2/06                11,607           12,541
2/07                13,360           14,624

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 7/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of expenses:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result by the number in (1) above the first row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Value Fund

Based on actual returns from September 1, 2006 through February 28, 2007

Share Class                               A
-----------------------------------------------
Beginning Account Value On 9/1/06     $1,000.00
Ending Account Value On 2/28/07       $1,151.10
Expenses Paid During Period*          $    6.67

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Select Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Value Fund

Based on a hypothetical 5% per year return before expenses, reflect ing the period from September 1, 2006 through February 28, 2007


Share Class                               A
-----------------------------------------------
Beginning Account Value On 9/1/06     $1,000.00
Ending Account Value On 2/28/07       $1,018.60
Expenses Paid During Period*          $    6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Select Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07
--------------------------------------------------------------------------------

   Shares                                                             Value
              COMMON STOCKS - 97.6%
              Energy - 11.9%
              Coal & Consumable Fuels - 4.3%
    2,050     Massey Energy Co.                                  $   49,733
                                                                 ----------
              Oil & Gas Exploration & Production - 7.6%
      825     Plains Exploration and Product*                    $   37,645
    1,300     Southwestern Energy Co.*                               50,700
                                                                 ----------
                                                                 $   88,345
                                                                 ----------
              Total Energy                                       $  138,078
                                                                 ----------
              Materials - 5.9%
              Diversified Metals & Mining - 2.0%
      400     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   22,964
                                                                 ----------
              Metal & Glass Containers - 3.9%
      970     Ball Corp.                                         $   44,911
                                                                 ----------
              Total Materials                                    $   67,875
                                                                 ----------
              Capital Goods - 3.5%
              Aerospace & Defense - 1.5%
      200     L-3 Communications Holdings, Inc.                  $   17,420
                                                                 ----------
              Construction & Engineering - 2.0%
    1,000     KBR, Inc.*(b)                                      $   22,730
                                                                 ----------
              Total Capital Goods                                $   40,150
                                                                 ----------
              Commercial Services & Supplies - 2.7%
              Diversified Commercial Services - 2.7%
      800     Equifax, Inc.                                      $   30,976
                                                                 ----------
              Total Commercial Services & Supplies               $   30,976
                                                                 ----------
              Consumer Durables & Apparel - 2.1%
              Housewares & Specialties - 2.1%
      300     Fortune Brands, Inc.                               $   24,120
                                                                 ----------
              Total Consumer Durables & Apparel                  $   24,120
                                                                 ----------
              Consumer Services - 4.4%
              Casinos & Gaming - 4.4%
      600     Harrah's Entertainment, Inc.                       $   50,694
                                                                 ----------
              Total Consumer Services                            $   50,694
                                                                 ----------

12  The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                           Value
              Media - 6.3%
              Advertising - 4.2%
    3,827     The Interpublic Group of Companies, Inc.*(b)     $   48,182
                                                               ----------
              Publishing - 2.1%
      400     Gannett Co.                                      $   24,504
                                                               ----------
              Total Media                                      $   72,686
                                                               ----------
              Retailing - 2.1%
              Home Improvement Retail - 2.1%
      600     Home Depot, Inc.                                 $   23,760
                                                               ----------
              Total Retailing                                  $   23,760
                                                               ----------
              Food & Drug Retailing - 4.7%
              Food Retail - 4.7%
    2,100     Kroger Co.                                       $   53,907
                                                               ----------
              Total Food & Drug Retailing                      $   53,907
                                                               ----------
              Food, Beverage & Tobacco - 4.4%
              Tobacco - 4.4%
      700     Loews Corp Carolina Group                        $   50,421
                                                               ----------
              Total Food, Beverage & Tobacco                   $   50,421
                                                               ----------
              Health Care Equipment & Services - 10.0%
              Health Care Equipment - 3.9%
    2,800     Boston Scientific Corp.*                         $   45,668
                                                               ----------
              Health Care Supplies - 2.0%
      500     Cooper Companies, Inc.                           $   22,945
                                                               ----------
              Managed Health Care - 4.1%
      330     CIGNA Corp.                                      $   47,025
                                                               ----------
              Total Health Care Equipment & Services           $  115,638
                                                               ----------
              Pharmaceuticals & Biotechnology - 8.1%
              Pharmaceuticals - 8.1%
    1,850     Bristol-Myers Squibb Co.                         $   48,822
    1,900     Schering-Plough Corp.                                44,612
                                                               ----------
                                                               $   93,434
                                                               ----------
              Total Pharmaceuticals & Biotechnology            $   93,434
                                                               ----------

  The accompanying notes are an integral part of these financial statements. 13

Pioneer Select Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07                                      (continued)
--------------------------------------------------------------------------------

   Shares                                                    Value
              Diversified Financials - 7.0%
              Investment Banking & Brokerage - 4.4%
    1,200     E*TRADE Financial Corp.*                  $   27,708
      280     Merrill Lynch & Co., Inc.                     23,430
                                                        ----------
                                                        $   51,138
                                                        ----------
              Diversified Financial Services - 2.6%
      580     Citigroup, Inc.                           $   29,232
                                                        ----------
              Total Diversified Financials              $   80,370
                                                        ----------
              Insurance - 7.0%
              Life & Health Insurance - 4.7%
    2,569     UNUM Corp.                                $   55,002
                                                        ----------
              Property & Casualty Insurance - 2.3%
      300     Ambac Financial Group, Inc.               $   26,292
                                                        ----------
              Total Insurance                           $   81,294
                                                        ----------
              Technology Hardware & Equipment - 5.6%
              Communications Equipment - 4.5%
    2,383     Nokia Corp. (A.D.R.)                      $   52,021
                                                        ----------
              Computer Hardware - 1.1%
      800     Palm, Inc.*(b)                            $   13,240
                                                        ----------
              Total Technology Hardware & Equipment     $   65,261
                                                        ----------
              Semiconductors - 5.5%
    1,000     Advanced Micro Devices, Inc.*             $   15,060
    1,900     National Semiconductor Corp.                  48,678
                                                        ----------
                                                        $   63,738
                                                        ----------
              Total Semiconductors                      $   63,738
                                                        ----------
              Telecommunication Services - 4.0%
              Wireless Telecommunication Services - 4.0%
    2,400     Sprint Nextel Corp.                       $   46,271
                                                        ----------
              Total Telecommunication Services          $   46,271
                                                        ----------
              Utilities - 2.6%
              Multi-Utilities - 2.6%
      400     Public Service Enterprise Group, Inc.     $   29,960
                                                        ----------
              Total Utilities                           $   29,960
                                                        ----------

14  The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                          Value
              TOTAL COMMON STOCKS
              (Cost $1,026,827)                              $1,128,633
                                                             ----------
              TEMPORARY CASH INVESTMENT - 7.6%
              Security Lending Collateral - 7.6%
  88,411      Securities Lending Investment Fund, 5.24%      $   88,411
                                                             ----------
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost $88,411)                                 $   88,411
                                                             ----------
              TOTAL INVESTMENT IN SECURITIES - 105.3%
              (Cost $1,115,238)                              $1,217,044
                                                             ----------
              OTHER ASSETS AND LIABILITIES - (5.3)%          $  (61,048)
                                                             ----------
              TOTAL NET ASSETS - 100.0%                      $1,155,996
                                                             ==========

*        Non-income producing security.

(A.D.R.) American Depositary Receipt.

(a) At February 28, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $1,115,238 was as follows

           Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost              $122,207
                                                                        --------
           Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value               (20,401)
                                                                        --------
           Net unrealized gain                                          $101,806
                                                                        ========

(b)      At February 28, 2007, the following securities were out on loan:

         Shares    Security                                        Value
         3,734     The Interpublic Group of Companies, Inc.*     $47,011
           792     Palm, Inc.*                                    13,018
           990     KBR, Inc.*                                     22,503
                                                                 -------
                                                                 $82,532
                                                                 =======

Purchases and sales of securities (excluding temporary cash investments) for the year ended February 28, 2007 aggregated $1,264,488 and $1,311,776, respectively.


  The accompanying notes are an integral part of these financial statements.  15

Pioneer Select Value Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/28/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities
    (including securities loaned of $82,532)
    (cost $1,115,238)                                    $1,217,044
  Cash                                                       51,032
  Receivables -
    Dividends and interest receivable                           903
    Due from Pioneer Investment Management, Inc.              7,245
  Other                                                       4,622
                                                         ----------
     Total assets                                        $1,280,846
                                                         ----------
LIABILITIES:
  Payables -
    Upon return of securities loaned                     $   88,411
  Due to affiliates                                              24
  Accrued expenses                                           36,415
                                                         ----------
     Total liabilities                                   $  124,850
                                                         ----------
NET ASSETS:
  Paid-in capital                                        $  999,851
  Undistributed net investment income                           484
  Accumulated net realized gain on investments               53,855
  Net unrealized gain on investments                        101,806
                                                         ----------
     Total net assets                                    $1,155,996
                                                         ==========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,155,996/89,322 shares)            $    12.94
                                                         ==========
MAXIMUM OFFERING PRICE:
  Class A ($12.94 [divided by] 94.25%)                   $    13.73
                                                         ==========


16  The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 2/28/07


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $137)        $15,447
  Interest                                                   1,888
  Income from securities loaned, net                           248
                                                           -------
     Total investment income                                            $ 17,583
                                                                        ---------
EXPENSES:
  Management fees                                          $ 7,655
  Transfer agent fees and expenses                              24
  Custodian fees                                            12,815
  Administration reimbursement                               7,377
  Professional fees                                         35,620
  Printing expense                                          12,855
  Fees and expenses of nonaffiliated trustees                6,505
  Miscellaneous                                                115
                                                           -------
     Total expenses                                                     $ 82,966
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                       (69,297)
                                                                        ---------
     Net expenses                                                       $ 13,669
                                                                        ---------
       Net investment income                                            $  3,914
                                                                        ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                      $ 74,970
                                                                        ---------
  Change in net unrealized gain on investments                          $ 78,630
                                                                        ---------
  Net gain on investments                                               $153,600
                                                                        ---------
  Net increase in net assets resulting from operations                  $157,514
                                                                        =========


  The accompanying notes are an integral part of these financial statements.  17

Pioneer Select Value Fund

-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------
For the Years Ended 2/28/07 and 2/28/06

                                                            Year Ended      Year Ended
                                                             2/28/07          2/28/06
FROM OPERATIONS:
Net investment income                                      $    3,914      $    1,216
Net realized gain on investments                               74,970          86,397
Change in net unrealized gain (loss) on investments            78,630          (6,753)
                                                           ----------      ----------
    Net increase in net assets resulting
     from operations                                       $  157,514      $   80,860
                                                           ----------      ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.04 and $0.02 per share, respectively)      $   (3,430)     $   (1,474)
Net realized gain:
    Class A ($0.56 and $0.70 per share, respectively)         (50,315)     $  (62,624)
                                                           ----------      ----------
     Total distributions to shareowners                    $  (53,745)     $  (64,098)
                                                           ----------      ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                    -      $  750,000
                                                           ----------      ----------
    Net increase in net assets resulting from
     Fund share transactions                                        -      $  750,000
                                                           ----------      ----------
    Net increase in net assets                             $  103,769      $  766,762
NET ASSETS:
Beginning of year                                          $1,052,227      $  285,465
                                                           ----------      ----------
End of year                                                $1,155,996      $1,052,227
                                                           ==========      ==========
Undistributed net investment income                        $      484               -
                                                           ==========      ==========

                     '07 Shares     '07 Amount     '06 Shares     '06 Amount
CLASS A
Shares sold                -              -        64,323         $750,000
                        ----           ----        ------         --------
  Net increase             -              -        64,323         $750,000
                        ====           ====        ======         ========


18  The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Year           Year          6/10/04 (a)
                                                        Ended          Ended             to
                                                       2/28/07        2/28/06          2/28/05
CLASS A
Net asset value, beginning of period                  $ 11.78        $ 11.42         $ 10.00
                                                      -------        -------         -------
Increase (decrease) from investment operations:
  Net investment income (loss)                        $  0.04        $  0.02         $ (0.02)
  Net realized and unrealized gain on
   investments                                           1.72           1.06            1.56
                                                      -------        -------         -------
     Net increase from investment operations          $  1.76        $  1.08         $  1.54
Distribution to shareowners:
  Net investment income                                 (0.04)         (0.02)              -
  Net realized gain                                     (0.56)         (0.70)          (0.12)
                                                      -------        -------         -------
Net increase in net asset value                       $  1.16        $  0.36         $  1.42
                                                      -------        -------         -------
Net asset value, end of period                        $ 12.94        $ 11.78         $ 11.42
                                                      =======        =======         =======
Total return*                                           15.11%          9.56%          15.47%(b)
Ratio of net expenses to average net assets+             1.25%          1.25%           1.25%**
Ratio of net investment income (loss) to average
  net assets+                                            0.36%          0.12%          (0.21)%**
Portfolio turnover rate                                   118%            79%             46%(b)
Net assets, end of period (in thousands)              $ 1,156        $ 1,052         $   285
Ratios with no waiver of management fees and
  assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                           7.59%          9.58%          39.02%**
  Net investment loss                                   (5.98)%        (8.21)%        (37.99)%**

(a) Class A shares were first offered on June 10, 2004.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.  19

Pioneer Select Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Select Value Fund (the Fund) is one of five portfolios comprising Pioneer Series Trust V, a Delaware statutory business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on March 8, 2004, and commenced operations on June 10, 2004. Prior to June 10, 2004, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares have been offered to the public. The Fund shares outstanding at February 28, 2007, are owned by PFD. The Fund's investment objective is to seek long-term capital growth.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risks is contained in the Fund's prospectus. Please refer to that document when considering the Fund's risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are

Pioneer Select Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of February 28, 2007 there were no securities fair valued. Temporary cash investments are valued at net asset value.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07                                (continued)
--------------------------------------------------------------------------------

   The tax character of distributions paid during the year ended February 28, 2007 and February 28, 2006 were as follows:

-----------------------------------------------------------------------------

                                 2007          2006
                               --------      --------
  Distributions paid from:
  Ordinary Income              $ 34,916      $ 47,189
  Long-Term capital gain         18,829        16,909
                               --------      --------
    Total                      $ 53,745      $ 64,098
                               ========      ========

================================================================================

   The following shows the components of distributable earnings on a federal income tax basis at February 28, 2007:

--------------------------------------------------------------------------------

                                        2007
                                    -----------
  Undistributed ordinary income     $  31,084
  Undistributed long-term gain         23,255
  Unrealized appreciation             101,806
                                    ---------
    Total                           $ 156,145
                                    =========

================================================================================

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned no underwriting commissions on the sale of Class A shares during the year ended February 28, 2007.

D. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the

Pioneer Select Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets.

Through July 1, 2008, PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At February 28, 2007, $1 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. The transfer agent fees paid to PIMSS were $23 for the year ended February 28, 2007.

4. Distribution Plans

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. There were no distribution fees paid to PFD for the year ended February 28, 2007.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07                                (continued)
--------------------------------------------------------------------------------

5. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than August 31, 2007. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and the Shareowners of Pioneer Select Value Fund:

We have audited the accompanying statement of assets and liabilities of Pioneer Select Value Fund (the "Fund"), including the schedule of investments, as of February 28, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Select Value Fund at February 28, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
April 4, 2007

Pioneer Select Value Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees"), voting separately, annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract: (i) will enable the Fund to receive quality investment advisory services at a fee deemed reasonable; and (ii) is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session, separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Interested Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund and/or officers of the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on (i) the investment performance of the Fund, a peer group of funds as classified by Morningstar, Inc., an independent evaluation service ("Morningstar") and an index considered appropriate by the Independent Trustees for this purpose, (ii) sales and redemption activity in respect of the Fund,
(iii) the general investment outlook in the markets in which the Fund invests,
(iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of

Pioneer Select Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department and (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested, and the Investment Adviser provided, additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one year period for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates' profitability in providing services to the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid by the Funds to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are incurred on a basis other than as a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of

Pioneer Select Value Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

   investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's absolute investment performance based upon total return, as well as the Fund's performance relative to the performance of both a peer group and an index considered appropriate by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the fourth quintile of its Morningstar category peer group for the 12 months ended June 30, 2006. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the Fund underperformed relative to its peers during the short period since its inception.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the size, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to perform its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain

Pioneer Select Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser or its affiliates under other contracts, as well as the Investment Adviser's supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by its Morningstar category peer group. The Fund's management fee for the 12 months ended June 30, 2006 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2006 and expense ratios for the comparable period of the peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC, an independent third party. The Trustees found the Fund's expense ratio for the 12 months ended June 30, 2006 to be in the first quintile, according to data for the applicable peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund, as well as the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited industry data available. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of breakpoints at future asset levels, any perceived or potential economies of scale would be shared between Fund's shareowners and the Investment Adviser in a reasonable manner as the Fund grows in size.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. In light of the Investment Adviser's overall performance, the Trustees considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their review of the overall nature and quality of services provided by the Investment Adviser and the fees charged by other funds in the Fund's relevant peer group, and taking into account all material factors deemed relevant by the Trustees as well as the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund, including the fee payable thereunder, was fair and reasonable and that its renewal was in the best interests of the Fund and its shareholders. Accordingly, the Trustees voted to approve the continuation of the Management Contract for another year.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees (except Mr. West) serves as a Trustee of each of the 82 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as Trustee of 33 of the 82 Pioneer Funds. The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Position Held    Term of Office and        Principal Occupation                  Other Directorships Held
Name, Age and Address      With the Fund    Length of Service         During Past Five Years                by this Trustee
John F. Cogan, Jr. (80)*   Chairman of the  Trustee since 2004.       Deputy Chairman and a Director of     Director of ICI Mutual
                           Board, Trustee   Serves until a succes-    Pioneer Global Asset Management       Insurance Company
                           and President    sor trustee is elected    S.p.A. ("PGAM"); Non-Executive
                                            or earlier retirement or  Chairman and a Director of Pioneer
                                            removal.                  Investment Management USA Inc.
                                                                      ("PIM-USA"); Chairman and a
                                                                      Director of Pioneer; Chairman and
                                                                      Director of Pioneer Institutional
                                                                      Asset Management, Inc. (since
                                                                      2006); Director of Pioneer
                                                                      Alternative Investment Management
                                                                      Limited (Dublin); President and a
                                                                      Director of Pioneer Alternative
                                                                      Investment Management (Bermuda)
                                                                      Limited and affiliated funds;
                                                                      Direc- tor of PIOGLOBAL Real Estate
                                                                      Investment Fund (Russia) (until
                                                                      June 2006); Director of Nano-C,
                                                                      Inc. (since 2003); Director of Cole
                                                                      Investment Corporation (since
                                                                      2004); Director of Fiduciary
                                                                      Counseling, Inc.; President and
                                                                      Direc- tor of Pioneer Funds
                                                                      Distributor, Inc. ("PFD") (until
                                                                      May 2006); President of all of the
                                                                      Pioneer Funds; and Of Counsel,
                                                                      Wilmer Cutler Pickering Hale and
                                                                      Dorr LLP (counsel to PIM-USA and
                                                                      the Pioneer Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of the fund's investment adviser and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Value Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                              Position Held   Term of Office and      Principal Occupation                  Other Directorships Held
Name, Age and Address         With the Fund   Length of Service       During Past Five Years                by this Trustee
David R. Bock (63)            Trustee         Trustee since 2005.     Senior Vice President and Chief       Director of The
3050 K Street NW,                             Serves until a succes-  Financial Officer, I-trax, Inc.       Enterprise Social
Washington, DC 20007                          sor trustee is elected  (publicly traded health care          Investment Company
                                              or earlier retirement   services company) (2004 - present);   (privately-held
                                              or removal.             Partner, Federal City Capital         affordable housing
                                                                      Advisors (boutique merchant bank)     finance company); and
                                                                      (1997 to 2004); and Executive Vice    Director of New York
                                                                      President and Chief Financial         Mortgage Trust (publicly
                                                                      Officer, Pedestal Inc.                traded mortgage REIT)
                                                                      (internet-based mortgage trading
                                                                      company) (2000 - 2002)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (58)             Trustee         Trustee since 2004.     President, Bush International, LLC   Director of Brady
3509 Woodbine Street                          Serves until a succes-  (international financial advisory    Corporation (industrial
Chevy Chase, MD 20815                         sor trustee is elected  firm)                                identification and
                                              or earlier retirement                                        specialty coated material
                                              or removal.                                                  products manufacturer);
                                                                                                           Director of Briggs &
                                                                                                           Stratton Co. (engine
                                                                                                           manufacturer); Director
                                                                                                           of UAL Corporation
                                                                                                           (airline holding
                                                                                                           company); and Director of
                                                                                                           Mantech International
                                                                                                           Corporation (national
                                                                                                           security, defense, and
                                                                                                           intelligence technology
                                                                                                           firm)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (59)     Trustee         Trustee since 2004.     Founding Director, Vice-President    None
1001 Sherbrooke Street West,                  Serves until a succes-  and Corporate Secretary, The
Montreal, Quebec, Canada                      sor trustee is elected  Winthrop Group, Inc. (consulting
H3A1G5                                        or earlier retirement   firm); and Desautels Faculty of
                                              or removal.             Management, McGill University

Pioneer Select Value Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------


                              Position Held   Term of Office and      Principal Occupation                 Other Directorships Held
Name, Age and Address         With the Fund   Length of Service       During Past Five Years               by this Trustee
Thomas J. Perna (56)          Trustee         Trustee since 2006.     Private investor (2004 - present);   Director of Quadriserv
89 Robbins Avenue,                            Serves until a succes-  and Senior Executive Vice            Inc. (technology products
Berkeley Heights, NJ 07922                    sor trustee is elected  President, The Bank of New York      for securities lending
                                              or earlier retirement   (financial and securities services)  industry)
                                              or removal.             (1986 - 2004)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (58)      Trustee         Trustee since 2004.     President and Chief Executive        Director of New America
200 State Street,                             Serves until a succes-  Officer, Newbury, Piret & Company,   High Income Fund, Inc.
12th Floor,                                   sor trustee is elected  Inc. (investment banking firm)       (closed-end investment
Boston, MA 02109                              or earlier retirement                                        company)
                                              or removal.
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (78)          Trustee         Trustee since 2004.     Senior Counsel, Sullivan & Cromwell  Director, The Swiss
125 Broad Street,                             Serves until a succes-  (law firm)                           Helvetia Fund, Inc.
New York, NY 10004                            sor trustee is elected                                       (closed-end investment
                                              or earlier retirement                                        company)
                                              or removal.
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (70)            Trustee         Trustee since 2004.     President, John Winthrop & Co.,      None
One North Adgers Wharf,                       Serves until a succes-  Inc. (private investment firm)
Charleston, SC 29401                          sor trustee is elected
                                              or earlier retirement
                                              or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Value Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------



                            Position Held  Term of Office and      Principal Occupation                     Other Directorships Held
Name, Age and Address       With the Fund  Length of Service       During Past Five Years                   by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (59)    Secretary      Since 2004. Serves at   Secretary of PIM-USA; Senior Vice        None
                                           the discretion of the   President - Legal of Pioneer;
                                           Board                   Secretary/Clerk of most of PIM-USA's
                                                                   subsidiar- ies; and Secretary of all
                                                                   of the Pioneer Funds since September
                                                                   2003 (Assistant Secretary from
                                                                   November 2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (42)  Assistant      Since 2004. Serves at   Vice President and Senior Counsel of     None
                            Secretary      the discretion of the   Pioneer since July 2002; Vice
                                           Board                   President and Senior Counsel of BISYS
                                                                   Fund Services, Inc. (April 2001 to
                                                                   June 2002); Senior Vice President and
                                                                   Deputy General Counsel of Funds
                                                                   Distribu- tor, Inc. (July 2000 to
                                                                   April 2001), and Assistant Secretary
                                                                   of all of the Pioneer Funds since
                                                                   September 2003
------------------------------------------------------------------------------------------------------------------------------------
Christopher P. Harvey (45)  Assistant      Since 2006. Serves at   Partner, Wilmer Cutler Pickering Hale    None
                            Secretary      the discretion of the   and Dorr LLP; and Assistant Secretary
                                           Board                   of all of the Pioneer Funds since July
                                                                   2006
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (61)           Treasurer      Since 2004. Serves at   Vice President - Fund Accounting,        None
                                           the discretion of the   Administration and Controllership
                                           Board                   Services of Pioneer; and Treasurer of
                                                                   all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (47)        Assistant      Since 2004. Serves at   Deputy Treasurer of Pioneer since        None
                            Treasurer      the discretion of the   2004; Treasurer and Senior Vice
                                           Board                   President, CDC IXIS Asset Management
                                                                   Services from 2002 to 2003; and
                                                                   Assistant Treasurer of all of the
                                                                   Pioneer Funds since November 2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (41)       Assistant      Since 2004. Serves at   Assistant Vice President - Fund          None
                            Treasurer      the discretion of the   Accounting, Administration and
                                           Board                   Controllership Services of Pioneer;
                                                                   and Assistant Treasurer of all of the
                                                                   Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Value Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Position Held     Term of Office and     Principal Occupation                  Other Directorships Held
Name, Age and Address        With the Fund     Length of Service      During Past Five Years                by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (48)           Assistant         Since 2004. Serves at  Fund Accounting Manager - Fund        None
                             Treasurer         the discretion of the  Accounting, Administration and
                                               Board                  Controllership Services of Pioneer;
                                                                      and Assistant Treasurer of all of
                                                                      the Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (33)  Assistant         Since 2004. Serves at  Fund Administration Manager - Fund    None
                             Treasurer         the discretion of the  Accounting, Administration and
                                               Board                  Controllership Services since June
                                                                      2003; Assistant Vice President -
                                                                      Mutual Fund Operations of State
                                                                      Street Corporation from June 2002
                                                                      to June 2003 (formerly Deutsche
                                                                      Bank Asset Management); Pioneer
                                                                      Fund Accounting, Administration and
                                                                      Controllership Services (Fund
                                                                      Accounting Manager from August 1999
                                                                      to May 2002); and Assistant
                                                                      Treasurer of all of the Pioneer
                                                                      Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (47)       Chief Compliance  Since January 2006.    Chief Compliance Officer of Pioneer   None
                             Officer           Serves at the discre-  since December 2006 and of all the
                                               tion of the Board      Pioneer Funds since January 2007;
                                                                      Vice President and Compliance
                                                                      Officer, MFS Investment Management
                                                                      (August 2005 to December 2006);
                                                                      Consultant, Fidelity Investments
                                                                      (February 2005 to July 2005):
                                                                      Independent Consultant (July 1997
                                                                      to February 2005
------------------------------------------------------------------------------------------------------------------------------------
The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito
Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the initial and routine filings of its Form N-1A, totaled approximately $24,460 in 2007 and approximately $32,775 in 2006.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund during the fiscal years ended February 28, 2006 and February 28, 2007.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax return, totaled $7,515 in 2007 and approximately $6,800 in 2006.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no other services provided to the Fund during the fiscal years ended February 28, 2006 and February 28, 2007.



(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
The Fund's audit committee is required to pre-approve services to affiliates, as defined by SEC rules, to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended February 28, 2006 and February 28, 2007, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $7,515 in 2007 and $6,800 in 2006.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 27, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 27, 2007

* Print the name and title of each signing officer under his or her signature.